Financing Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Financing Expenses
Schedule of financing expenses

($ millions)	2023	2022
Interest on debt	783	815
Interest on lease liabilities	198	167
Capitalized interest at 5.9% (2022 – 5.2%)	(255)	(168)
Interest expense	726	814
Interest on partnership liability	49	51
Interest on pension and other post-retirement benefits	11	41
Accretion	532	316
Foreign exchange (gain) loss on U.S. dollar denominated debt	(184)	729
Operational foreign exchange and other	133	28
Loss on extinguishment of long-term debt	-	32
	1 267	2 011